SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 14, 2022 CAD ($) tranch	Apr. 25, 2022 CAD ($) tranch	May 24, 2021
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)		$ 12,570	$ 14,902
Partnership units issued, net of costs and repurchases		$ 13	$ 1,073	$ 9
Share issue related cost	$ 6
Medium-term Notes, Maturing November 14, 2027
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)					$ 700
Borrowings, number of tranches | tranch					2
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)					$ 450
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)					$ 250
Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 600
Borrowings, number of tranches | tranch						2
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 200
Subordinated notes, Maturing 2081
Disclosure of information about consolidated structured entities [line items]
Annual rate							5.00%
Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares		0	8,000,000	8,000,000
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of information about consolidated structured entities [line items]
Annual rate					5.616%
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Annual rate					5.98%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Annual rate		5.40%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Annual rate						5.439%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Annual rate						5.789%
Fixed interest rate | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Annual rate		2.90%
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Annual rate		4.20%
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Annual rate		3.40%
Fixed interest rate | Subordinated notes, Maturing 2081
Disclosure of information about consolidated structured entities [line items]
Annual rate		5.00%